Debt - Equipment Loan (Details) - USD ($) $ in Thousands	Apr. 19, 2023	Oct. 15, 2023	Jul. 27, 2023	Apr. 30, 2023	Apr. 24, 2022	Jun. 04, 2021
Debt Instrument [Line Items]
Unamortized debt issuance costs and discounts		$ 7,301		$ 6,367	$ 109
Debt issuance costs, net of amortization				1,356
Convertible Note Agreements
Debt Instrument [Line Items]
Interest rate						1.07%
Equipment loan | Equipment Loan
Debt Instrument [Line Items]
Face amount	$ 11,500		$ 5,000
Periodic payment	$ 431
Interest rate	12.00%		12.00%
Unamortized debt issuance costs and discounts		3,736		2,770
Debt issuance costs, net of amortization		68		76
Debt discount		$ 3,668		$ 2,694